Related-Party Balances and Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)
Related-party Balances and Transactions [Line Items]
Operating lease right of use assets	¥ 2,784		$ 410
Operating lease liabilities	2,674
Operating lease expenses
Related Party [Member]
Related-party Balances and Transactions [Line Items]
Operating lease right of use assets	221
Operating lease liabilities	118
Operating lease expenses	¥ 82